Hedging activities and derivatives (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about hedges [abstract]
Summary Of Foreign Currency and Interest Rate Risk

Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD, CNH and JPY.

	March 31, 2025		March 31, 2026
	Assets	Liabilities	Assets	Liabilities
	(INR)	(INR)	(INR)	(INR)
Derivative contracts designated as hedging instruments - Non-current	3,309	217	5,851	89
Derivative contracts designated as hedging instruments - Current	4,089	830	9,724	28

Summary Of Hedge Reserve Movement

Hedge reserve movement

a)
Cash flow hedge reserve

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	1,679	32	(30)	(0)
Gain / (loss) recognised on cash flow hedges	(2,715)	3,015	18,463	197
(Gain) / loss reclassified to profit or loss (under head finance costs)	406	(2,370)	(15,539)	(166)
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	(11)	(12)	—	—
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(75)	(718)	(971)	(10)
Income tax relating on cash flow hedges*	594	(12)	(373)	(4)
Closing balance	(122)	(65)	1,550	17
Less: Non-controlling interest movement	154	35	(67)	(1)
Closing balance (after non-controlling interest)	32	(30)	1,483	16

b)
Cost of hedge reserve on cash flow hedges

Opening balance (after non-controlling interest)	(2,297)	(1,899)	(560)	(6)
Effective portion of changes in fair value	(3,346)	(2,160)	(2,549)	(27)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	2,435	1,421	1,129	12
Loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	1,177	2,624	1,484	16
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	400	0	187	2
Income tax relating to cost of hedge reserve*	(243)	(458)	(91)	(1)
Closing balance	(1,874)	(472)	(400)	(4)
Less: Non-controlling interest movement	(25)	(88)	—	—
Closing balance (after non-controlling interest)	(1,899)	(560)	(400)	(4)

c)
Total Hedge reserve movement (a+b)

Opening balance (after non-controlling interest)	(618)	(1,867)	(590)	(6)
OCI for the year	(2,205)	(93)	1,227	13
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	827	1,422	513	5
Attributable to non-controlling interests	129	(53)	(67)	(1)
Closing balance (after non-controlling interest)	(1,867)	(590)	1,083	12

*includes amount recognised directly in equity